UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)

Mark Vannoy
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

(Name and address of agent for service)

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013-June 30, 2014

Item 1. Proxy Voting Record.

TWENTY FIRST CENTURY FOX A		Ticker:	FOXA	CUSIP:	90130A101	Meeting Date:	Expiration 10/3/2013
Proposed By:	n/a	Vote Cast:	No Tender	Recommendation:	n/a
Proposals:
Tender Offer by TRC Capital Corporation to purchase up to 3,000,000 outstanding shares of Common Stock at $30.25 per share

OPAP SA		Ticker:	OPAP	CUSIP:	710725904	Meeting Date:	10/7/2013
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Determination of the number of the members of the Board of Directors and Election of the New Board of Directors.
2. Appointment of the Members of the Audit Committee, in accordance with Article 37 Paragraph 1 of Law No 3693/2008.
3. Granting of leave according to Article 23 Paragraph 1 of Law No 2190/1920 and Article 24 of the Articles of Association of the Corporation to the Members of the Board of Directors of the Corporation and any persons who are in any way involved in the management of the Corporation, the General Managers, the Managers for their participation in the Boards of Directors or in the Management of the Corporations of the Corporate Group of the affiliated Corporations within the meaning of Article 42e Paragraph 5 of Law No 2190/1920 and therefore, the conducting on behalf of the affiliated companies of acts falling within the Corporation’s objectives.
4. Granting of special leave according to Article 23a of Law No 2190/1920 for the conclusion of a fixed-term employment contract with the CEO and Chairman of the Board of Directors of the Corporation, Mr. Kamil Ziegler, the approval of the basic terms thereof and the granting of an authorization to the Board of Directors to sign the contract.
5. Granting of special leave according to Article 23a of Law No 2190/1920 for the conclusion of a fixed-term employment contract with the executive member of the Board of Directors, Mr. Michal House, the approval of the basic terms thereof and the granting of an authorization to the Board of Directors to sign the contract.

ALPHA BANK A.E.		Ticker:	ALPHAW	CUSIP:	ACI064J00	Meeting Date:	12/6/2013
Proposed By:	Issuer	Vote Cast:	Do not exercise	Recommendation:	n/a
Proposals:
Option to exercise Alpha Bank warrants

EOG RESOURCES INC		Ticker:	EOG	CUSIP:	26875P101	Meeting Date:	Expires 12/16/2013
Proposed By:	n/a	Vote Cast:	n/a	Recommendation:	n/a
Proposals:
TRC Capital Corp offering to purchase up to 1MM outstanding shares of Common Stock at $159.31 per share

SSgA Prime Money Market Fund		Ticker:	n/a	CUSIP:	n/a	Meeting Date:	12/19/2013
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Elect trustees
2. Approve an amended and restated Master Trust Agreement
3. Approve an amended and restated Rule 12b-1 plan
4 a-q. Approve amendments to fund's fundamental investment restrictions
5. Make the fundamental investment objective of the fund non-fundamental.

MORGAN STANLEY CHINA A SHARE		Ticker:	CAF	CUSIP:	617468103	Meeting Date:	12/26/2013
Proposed By:	Issuer	Vote Cast:	Cash	Recommendation:	n/a
Proposals:
CAF is making a dividend payment (record date 12/27; ex date 12/24; payment date 1/31/2014) - investors have two options, take cash or securities.

VODAFONE GROUP PLC SP ADR		Ticker:	VOD	CUSIP:	92857W308	Meeting Date:	1/28/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the Court Meeting Scheme
2. Approve the Verizon Wireless Transaction and Vodafone Italy Transaction
3. Approve the New Articles of Association, Capital Reductions, Return of Value and the Share Consolidation
4. Authorize the Company to purchase its own shares
5. Authorize the Directors to take all necessary and appropriate actions in relation to the 3 above resolutions.

Liberty Global Plc.		Ticker:	LBTYA	CUSIP:	G5480U104	Meeting Date:	1/30/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Ordinary resolution to approve the Liberty Global 2014 Incentive Plan 2. Ordinary resolution to approve the Liberty Global 2014 Nonemployee Director Incentive Plan

FLAMEL TECHNOLOGIES SP ADR		Ticker:	FLML	CUSIP:	338488109	Meeting Date:	2/11/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For (Items 1-6, 9) / Against (Items 7 - 8)
Proposals:
1. Authorization to be granted to the Board of Directors for issue of a maximum  number of 3,000,000 ordinary shares of nominal value of EUR 0.12196 in the form of American Depository Shares (ADS) with preferential subscription rights for shareholders; authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
2. Authorization to be granted to the Board of Directors for issue of a maximum number of 15,000,000 ordinary shares of a nominal value of EUR 0.12196 in the form of American Depository Shares with removal of the shareholders’ preferential subscription right and reserved for a category of persons defined by the third resolution; authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
3. Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the second resolution to the benefit of a category of persons consisting of any financial management company or investment fund managed by a financial management company with at least EUR 35,000,000 in total AUM or companies or entities which invest in listed or unlisted mid-size companies as part of their regular business.
4. Limitation to the total number of shares to be issued pursuant to the first and second resolutions to 15,000,000 shares.
5. Authorization to be granted to the Board of Directors for issue of a maximum number of 2,000,000 ordinary shares of a nominal value of EUR 0.12196 in the form of American Depository Shares with removal of the shareholders’ preferential subscription rights and reserved for a category of persons defined by the sixth resolution; authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
6. Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the fifth resolution to the benefit of a category of persons consisting of any public or private company engaged in the manufacture, sale, marketing and/or distribution of pharmaceutical products or active pharmaceutical ingredients.
7. Authorization to be granted to the Board of Directors to increase the share capital by issuing of shares reserved for the members of a company savings plan established in application of Articles L.3332-18 et seq. of the French Labor Code.
8. Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the seventh resolution to the benefit of a category of persons consisting of employees of the Company.
9. Powers for formalities.

QUALCOMM INC		Ticker:	QCOM	CUSIP:	747525103	Meeting Date:	3/4/2014
Proposed By:	Issuer	Vote Cast:	For / 1 year	Recommendation:	For
Proposals:
1 a-n. Elect Directors
2. Ratify the selection of PWC as independent public accountants for FYE 9/28/2014.
3. Non-binding advisory vote to approve executive compensation.
4. Advisory vote on the frequency of future advisory votes on executive compensation.

Transdigm Group Incorporated		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	3/4/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Re-elect 3 directors for a 3-year term
2. Approve, in an advisory vote, compensation paid to the Company's named executive officers
3. Ratify the selection of Ernst & Young LLP as the Company's independent accountants for FYE 9/30/2014
4. Amend the Company's amended and restated Certificate of Incorporation to eliminate classification of the Board of Directors of the Company

WISDOMTREE INDIA EARNINGS FUND		Ticker:	EPI	CUSIP:	97717W422	Meeting Date:	3/11/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Elect 3 Trustees of WisdomTree Trust

WISDOMTREE JAPAN HEDGED EQUITY		Ticker:	DXJ	CUSIP:	97717W851	Meeting Date:	3/11/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Elect 3 Trustees of WisdomTree Trust

WALT DISNEY CO/THE		Ticker:	DIS	CUSIP:	254687106	Meeting Date:	3/18/2014
Proposed By:	Issuer (Items 1-4); Shareholder (Items 5-6)	Vote Cast:	For (Items 1-4); Against (Items 5-6)	Recommendation:	For (Items 1-4); Against (Items 5-6)
Proposals:
1 a-j. Elect Directors, each for a term of one year
2. Ratification of the appointment of PWC as the Company’s independent registered public accountants for FY 2014.
3. Approve the advisory resolution on executive compensation.
4. Approve an amendment to the Company’s restated Certificate of Incorporation
5. Approve the shareholder proposal relating to proxy access.
6. Approve the shareholder proposal relating to acceleration of equity awards.

MELCO CROWN ENTERTAINME ADR		Ticker:	MPEL	CUSIP:	585464100	Meeting Date:	3/26/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
Vote on the resolution that (a) the declaration and payment of a special dividend of $0.1147 per share of the Company out of the share premium account of the Company to shareholders of the Company on the record date fixed by the Board of Directors for determining the entitlements to the Special Dividend by and is hereby approved; and (b) the directors and officers of the Company be authorized to execute such documents and take such action as they deem appropriate for the foregoing purpose.

PIRAEUS BANK S.A		Ticker:	TPEIR	CUSIP:	BBFL4S908	Meeting Date:	3/28/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Share capital increase of the bank in cash via the issuance of new ordinary registered shares and waiver / abolishment of pre-emptive rights of existing shareholders 2. Miscellaneous items

HERBALIFE LTD		Ticker:	HLF	CUSIP:	G4412G101	Meeting Date:	4/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-e. Elect directors
2. Advisory vote on the Company’s executive compensation.
3. Vote to adopt the Herbalife Ltd. 2014 stock incentive plan.
4. Vote to ratify the appointment of PWC as the Company’s registered public accountants for Fiscal Year 2014.

EQT CORP		Ticker:	EQT	CUSIP:	26884L109	Meeting Date:	4/30/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d. Elect Directors
2. Advisory vote to approve named executive officer compensation
3. Approval of the Company’s 2014 Long-term Incentive Plan
4. Approval of the material terms of performance goals for purposes of IRC Section 162(M)
5. Ratification of E&Y LLP as the Company’s independent registered public accountant

CABOT OIL + GAS CORP		Ticker:	COG	CUSIP:	127097103	Meeting Date:	5/1/2014
Proposed By:	Issuer (Items 1-5); Shareholder (Item 6)	Vote Cast:	Abstain	Recommendation:	For (Items 1-5); Against (Item 6)
Proposals:
1 a-d. Election of Directors
2. To ratify the appointment of the firm PricewaterhouseCoopers LLP as independent registered public accounting firm for the Company for its 2014 fiscal year.
3. To approve, by non-binding advisory vote, the compensation of our named executive officers.
4. To approve an amendment to our certificate of incorporation to increase the number of authorized shares of common stock of the Company.
5. To approve the Cabot Oil & Gas Corporation 2014 Incentive Plan
6. To consider a Shareholder proposal to provide a report on the Company’s political contributions.

EOG RESOURCES INC		Ticker:	EOG	CUSIP:	26875P101	Meeting Date:	5/1/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	For (Items 1-3); Against (Items 4-5)	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1 a-h. Elect Directors
2. To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as auditors for the Company for the year ending 12/31/2014.
3. To approve, by non-binding vote, the compensation of the Company’s named executive officers.
4. Shareholder proposal concerning quantitative risk management reporting for hydraulic fracturing operations, if properly presented.
5. Shareholder proposal concerning a methane emissions report, if properly presented.

OASIS PETROLEUM INC		Ticker:	OAS	CUSIP:	674215108	Meeting Date:	5/1/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-b. Elect two Class I directors, each for a term of 3 years
2. Ratify the selection of PWC LLP as the Company’s independent registered public accountants for 2014.
3. Approve the Amended and Restated 2010 Long Term Incentive Plan
4. Approve the Amended and Restated 2010 Annual Incentive Compensation Plan

VALERO ENERGY CORP		Ticker:	VLO	CUSIP:	91913Y100	Meeting Date:	5/1/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Items 4-6)	Vote Cast:	For (Items 1-3); Against (Items 4-6)	Recommendation:	For (Items 1-3); Against (Items 4-6)
Proposals:
1 a-k. Elect Directors
2. Ratify the appointment of KPMG LLP as independent auditor.
3. Approve, by a non-binding vote, the 2013 compensation of named executive officers.
4. Stockholder proposal entitled “Accelerated Vesting of Performance Shares”
5. Stockholder proposal entitled “Climate Change Management Plan”
6. Stockholder proposal entitled “Corporate Lobbying”

VERIZON COMMUNICATIONS INC		Ticker:	VZ	CUSIP:	92343V104	Meeting Date:	5/1/2014
Proposed By:	Issuer (Items 1-4); Shareholder (Items 5-10)	Vote Cast:	Abstain	Recommendation:	For (Items 1-4); Against (Items 5-10)
Proposals:
1 a-k. Elect Directors
2. Ratification of appointment of independent registered public accounting firm of Ernst & Young
3. Advisory vote to approve executive compensation
4. Approve amendments to bylaws to implement a “proxy access” right for shareholders
5. Shareholder proposal re: Net Neutrality
6. Shareholder proposal re: Lobbying Activities
7. Shareholder proposal re: Severance Approval Policy
8. Shareholder proposal re: Shareholder right to call a Special Meeting
9. Shareholder proposal re: Shareholder right to act by written consent
10. Shareholder proposal re: proxy voting authority

CHARTER COMMUNICATION A		Ticker:	CHTR	CUSIP:	16117M305	Meeting Date:	5/6/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-j. Elect Directors
2. Approval, on an advisory basis, of executive compensation.
3. The ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ended 12/31/2014.

SEARS HOLDINGS CORP		Ticker:	SHLD	CUSIP:	812350106	Meeting Date:	5/6/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-g. Elect Directors
2. An advisory vote to approve the compensation for named executive officers
3. Ratify the appointment by the Audit Committee of Deloitte & Touche as the Company’s independent registered public accounting firm for FY 2014.
4. Stockholder proposal concerning reporting on environmental goals and sustainability policy.

SBA COMMUNICATIONS CORP CL A		Ticker:	SBAC	CUSIP:	78388J106	Meeting Date:	5/8/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-b. Election of directors for a 3-year term
2. Ratification of the appointment of Ernst & Young LLP as SBA’s independent registered public accounting firm for the 2014 fiscal year.
3. Approval, on an advisory basis, of the compensation of SBA’s named executive officers.

ALASKA AIR GROUP INC		Ticker:	ALK	CUSIP:	011659109	Meeting Date:	5/8/2014
Proposed By:	Issuer (Items 1-5); Shareholder (Item 6)	Vote Cast:	For (Items 1-5); Against (Item 6)	Recommendation:	For (Items 1-5); Against (Item 6)
Proposals:
1 a-j. Elect Directors
2. Ratification of the appointment of KPMG LLP as the Company's independent public accountants
3. Advisory vote to approve the compensation of the Company's named executive officers
4. Approve an amendment to the certificate to increase common shares authorized
5. Approve an amendment to the certificate to reduce the par value of the Company's stock
6. Stockholder proposal regarding an independent board chairman policy.

CAESARS ENTERTAINMENT CORP		Ticker:	CZR	CUSIP:	127686103	Meeting Date:	5/8/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-c. Elect directors 2. Ratify the appointment of Deloitte & Touche as the Company’s independent registered public accounting firm for the year ending 12/31/2014.

American International Group Inc.		Ticker:	AIG	CUSIP:	026874784	Meeting Date:	5/12/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-n. Elect Directors
2. Non-binding advisory vote to approve executive compensation
3. Proposal to amend and restate AIG's restated certificate of incorporation to continue to restrict certain transfers of AIG common stock in order to protect AIG's tax attributes
4. Proposal to ratify the amendment to extend the expiration of the AIG, Inc tax asset protection plan
5. Ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2014.

SOUTHWEST AIRLINES CO		Ticker:	LUV	CUSIP:	844741108	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Elect directors
2. Advisory vote to approve named executive officer compensation.
3. Ratification of the selection of Ernst & Young LLP as the Company’s independent auditors for the FYE 12/31/2014.

TENCENT HOLDINGS LTD		Ticker:	700	CUSIP:	B01CT3905	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. To receive and consider the audited financial statements and the reports of the Directors and Auditor for the year ended 12/31/2013.
2. To declare a final dividend.
3 a (i-ii). Re elect directors:
3 b. Authorize the Board of Directors to fix the Directors remuneration.
4. Re appoint the Auditor and authorize the Board of Directors to fix their remuneration.
5. Grant a general mandate to the Directors to issue new shares.
6. Grant a general mandate to the Directors to repurchase shares
7. Extend the general mandate to issue new shares by adding the number of shares repurchased.
8. Approve the share subdivision
9. Adopt the option scheme of Riot Games, Inc.
10. Amend the existing Memorandum of Association and Articles of Association and to adopt the Amended and Restated Memorandum of Association and Articles of Association.

Carter's Inc.		Ticker:	CRI	CUSIP:	146229109	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d. Elect Directors 2. Advisory approval of executive compensation 3. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent accounting firm for FY 2014.

Colfax Corp		Ticker:	CFX	CUSIP:	194014106	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors 2. Ratification of the appointment of Ernst & Young as independent registered public accountants for FYE 12/31/2014.

OCWEN FINANCIAL CORP		Ticker:	OCN	CUSIP:	675746309	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-g. Elect Directors
2. Re-approval of the 1998 annual incentive plan
3. Ratification of the appointment of Deloitte & Touche as independent registered public accountants for FYE 12/31/2014
4. Advisory approval of the compensation of named executive officers

WYNN RESORTS LTD		Ticker:	WYNN	CUSIP:	983134107	Meeting Date:	5/16/2014
Proposed By:	Issuer (Items 1-5); Shareholder (item 6)	Vote Cast:	Abstain	Recommendation:	For (Items 1-5); Against (Item 6)
Proposals:
1 a-b. Elect directors
2. Ratify the appointment of Ernst & Young as the registered independent public accounting firm for 2014.
3. Approve, on an advisory basis, executive compensation.
4. Approve the Wynn Resorts Limited 2014 omnibus incentive plan.
5. Ratify, on an advisory basis, the director qualification bylaw amendment.
6. Vote on a shareholder proposal regarding a political contributions report, if properly presented.

PIRAEUS BANK S.A		Ticker:	TPEIR	CUSIP:	BBFL4S908	Meeting Date:	5/16/2014
Proposed By:	Issuer	Vote Cast:	For (Items 1-8); Abstain (Item 9)	Recommendation:	For (Items 1-8); Abstain (Item 9)
Proposals:
1. Submission and approval of the annual financial statements for FYE 12/31/2013, together with the relevant auditors and board of directors reports
2. Release of the members of the Board of Directors and the Auditors from any liability for indemnity with respect to the FYE 12/31/2013
3. Nomination of regular and substitute certified auditors for FYE 12/31/2014
4. Election of new Board of Directors and appointment of independent non-executive members according to law 3016.2002 as currently in force
5. Approval of Year 2013 fees and remunerations paid and preliminary approval for Year 2014 to be paid to members of the Board of [Approve] Directors
6. Nomination of the members of the audit committee pursuant to Article 37, Law 3693.2008
7. Permission to the Directors and Executive Officers of the Bank to participate in the management of affiliated pursuant to Article 42E, Par 5, Law 2190.1920 Companies of the Bank, in accordance with Article 23, Law 2190.1920.
8. Authorization to the Board of Directors to determine and approve the administration of the Bank’s assets, in order to bolster the relevant asset portfolios in line with the recent growth prospects of the Greek economy.
9. Miscellaneous

Depomed, Inc.		Ticker:	DEPO	CUSIP:	249908104	Meeting Date:	5/20/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-h. Elect Directors
2. Approve the adoption of the Company's 2014 omnibus incentive plan
3. Approve, on an advisory basis, the compensation of the Company's named executive officers as disclosed in the proxy statement
4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Company for FYE 12/31/2014.

Valeant Pharmaceuticals International		Ticker:	VRX	CUSIP:	91911K102	Meeting Date:	5/20/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Elect Directors
2. Advisory approval of the compensation of named executive officers
3. Appoint PricewaterhouseCoopers LLP as the Auditors for the Company to hold office until the close of the 2015 annual meeting and to authorize the Company's Board of Directors to fix the Auditors remunerations
4. Approve the 2014 omnibus incentive plan and ratify and approve the grants of 320,033 share units and 180,000 options which were made subject to the shareholder approval of the 2014 plan

Comcast Corporation		Ticker:	CMCSA	CUSIP:	20030N101	Meeting Date:	5/21/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1 a-l. Elect Directors
2. Ratification of the appointment of Deloitte & Touche as independent auditors
3. Approval, on an advisory basis, of executive compensation
4. Shareholder proposal to prepare an annual report on lobbying activities
5. Shareholder proposal to prohibit accelerated vesting upon a change in control

Amazon.Com, Inc.		Ticker:	AMZN	CUSIP:	023135106	Meeting Date:	5/21/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-i. Elect Directors;
2. Ratification of the appointment of Ernst & Young LLP as independent auditors
3. Advisory vote to approve executive compensation
4. Shareholder proposal regarding a report concerning corporate political contributions.

YANDEX NV A		Ticker:	YNDX	CUSIP:	N97284108	Meeting Date:	5/21/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approval of 2013 annual statutory accounts of the Company.
2. Addition of 2013 profits of the Company to retained earnings.
3. Granting discharge to the Directors for their management during the past financial year.
4. Proposal to appoint Herman Gref as a non-executive member of the Board of Directors with effect from 5/21/2014.
5. Proposal to re-appoint Arkady Volozh as an executive member of the Board of Directors with effect from 5/21/2014.
6. Proposal to re-appoint Alfred Fenaughty as a non-executive member of the Board of Directors with effect from 5/21/2014.
7. Proposal to re-appoint Elena Ivashenseva as a non-executive member of the Board of Directors with effect from 5/21/2014.
8. Proposal to re-appoint Rogier Rijnja as a non-executive member of the Board of Directors with effect from 5/21/2014.
9. Authorization to cancel the Company’s outstanding Class C shares.
10. Amendment of Company’s Articles of Association to reduce number of authorized shares and execute the notarial deed of amendment.
11. Amendment of equity incentive plan.
12. Appointment of the external auditor of the Company’s consolidated financial statements and statutory accounts.
13. Authorization to issue ordinary shares and preference shares.
14. Authorization to exclude pre-emptive rights
15. Authorization of the Board to acquire shares in the Company

Facebook Inc.		Ticker:	FB	CUSIP:	30303M102	Meeting Date:	5/22/2014
Proposed By:	Issuer (Items 1-2); Shareholder (Items 3-7)	Vote Cast:	Abstain	Recommendation:	For (Items 1-2); Against (Items 3-7)
Proposals:
1 a-h. Elect Directors
2. Ratify the appointment of Ernst & Young LLP as independent registered accounting firm for FYE 12/31/2014
3. Shareholder proposal regarding a change in shareholder voting
4. Shareholder proposal regarding lobbying expenditures
5. Shareholder proposal regarding political contributions
6. Shareholder proposal regarding childhood obesity and food marketing to youth
7. Shareholder proposal regarding an annual sustainability report

OPAP SA		Ticker:	OPAP	CUSIP:	710725904	Meeting Date:	5/22/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approval of the restated separate and consolidated financial statements for the 13th Fiscal Year (1/1/2012 – 12/31/2012)
2. Submission and approval of both the Board of Directors report and Auditors report for the annual financial statements for the 14th Fiscal Year (1/1/2013 – 12/31/2013).
3. Submission and approval of the Separate and Consolidated Financial Statements for the 14th Fiscal Year (1/1/2013 – 12/31/2013)
4. Approval of earnings distribution for the 14th Fiscal Year (1/1/2013 – 12/31/2013)
5. Discharge of the members of Board of Directors and the Statutory Auditors from any liability for compensation for the realized (management) for the 14th Fiscal Year (1/1/2013 – 12/31/2013), and approval of management and representation actions of the Board of Directors of the Company.
6. Approval of the members of the Board of Directors compensation and remuneration for their participation in the Board of Directors for the 14th Fiscal Year (1/1/2013 – 12/31/2013).
7. Approval of compensation and remuneration to the Executive Members of the Board of Directors pursuant to Article 24, Paragraph 2 of Codified Law 2190/1920 as in force.
8. Pre-approval of the remuneration and compensation of the members of the Company’s Board of Directors for the current 15th Fiscal Year (Commending 1/1/2014 – 12/31/2014).
9. Appointment of statutory and substitute certified auditors for the audit of the financial statements for the current 15th Fiscal Year (1/1/2014 – 12/31/2014), the issuance of the annual tax certificate and determination of their fees.
10. Articles of Association Issues: (A) Deletion of Articles 9, 19, 21, 23, 28, 29, 36, 39, 40, 43, 48, 49 and 50, Amendment of the Articles 1, 2, 3, 4, 5, 7, 12, 13, 15, 16, 17, 18, 20, 22, 24, 25, 27, 31, 35, 37, 38, 41 and 44 and renumbering of the Articles 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 22, 24, 25, 26, 27, 30, 31, 32, 33, 34, 35, 37, 38, 41, 42, 44, 45, 46 and 47 and (B) configuration of the Articles of Association in a single text.
11. Provision of permission pursuant to Article 23, Paragraph 1 of Codified Law 2190/1920, to the BOD Members and the Officers of the Company’s General Directorates and Divisions for their participation in the Boards of Directors or in the management of the Group’s subsidiaries and affiliates, as defined in Article 42, Paragraph 5 of Codified Law 2190/1920.

CONTINENTAL RESOURCES INC/OK		Ticker:	CLR	CUSIP:	212015101	Meeting Date:	5/23/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-b. Election of Directors:
2. Approval, by a non-binding advisory vote, of the compensation of the named executive officers.
3. Ratification of the selection of Grant Thornton LLP as independent registered public accounting firm.

Fleetcor Technologies Inc.		Ticker:	FLT	CUSIP:	339041105	Meeting Date:	5/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect Directors
2. Ratify the selection of Ernst & Young as independent auditors for 2014
3. Approve the Fleetcor Technologies, Inc Section 162(M) performance-based program
4. Approve, on an advisory basis, compensation of Fleetcor's named executive officers

QIWI PLC SPONSORED ADR		Ticker:	QIWI	CUSIP:	74735M108	Meeting Date:	6/2/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
A1: Approve and adopt audited financial statements of the Company for the 2012 financial year
A2: Approve and adopt audited consolidated financial statements of the Company for the 2012 financial year
B1: Approve a declaration of the final dividend in the amount of 0.32 USD per 1 share, totally amounting to $16,700,349.12
B2: Re-confirm that 6/13/2014 be set out as the final dividend record date
C1: Re-appoint Ernst & Young as auditors to hold office from the conclusion of the annual meeting until the conclusion of the next annual meeting
C2: Approve that the auditors remuneration be fixed in the lump sum of RUR 46,626,000 for the ensuing year
D1 a-n:  Voting for Elected Directors
D2 a-c: Voting for independent directors
E1: Approve remuneration for non-executive Directors of the Company consisting of (i) an annual fee in the amount of $150,000 gross for participation in the Board meetings and (ii) an annual fee of $25,000 gross for chairing the meetings of the Board Committees
E2: No remuneration shall be fixed for executive Directors of the Company; F1: Approve amended and restated Articles of Association of the Company.

MasterCard Incorporated		Ticker:	MA	CUSIP:	57636Q104	Meeting Date:	6/3/2014
Proposed By:	Issuer	Vote Cast:	Not Voted	Recommendation:	For
Proposals:
1 a-m. Elect Directors
2. Advisory approval of the company's executive compensation
3. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2014.

AMERICAN AIRLINES GROUP INC		Ticker:	AAL	CUSIP:	02376R102	Meeting Date:	6/4/2014
Proposed By:	Issuer	Vote Cast:	Not Voted	Recommendation:	For
Proposals:
1 a-k. Election of Directors 2. Ratify appointment of KPMG LLP as the independent registered public accounting firm. 3. Approve on an advisory basis the compensation of named executive officers.

LAS VEGAS SANDS CORP		Ticker:	LVS	CUSIP:	517834107	Meeting Date:	6/4/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-b. Elect Directors
2. Ratify appointment of Deloitte & Touche LLC as the Company’s independent registered public accounting firm for FYE 12/31/2014
3. Approve the extension of the term of the Las Vegas Sands Corp 2004 Equity Award Plan
4. Advisory vote to approve named executive officer compensation

ALPHA BANK A.E.		Ticker:	ALPHAW	CUSIP:	ACI064J00	Meeting Date:	6/5/2014
Proposed By:	Issuer	Vote Cast:	Do not exercise	Recommendation:	n/a
Proposals:
Option to exercise Alpha Bank warrants

The Priceline Group Inc.		Ticker:	PCLN	CUSIP:	741503403	Meeting Date:	6/5/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-j. Elect Directors
2. Ratify the selection of Deloitte & Touche as independent registered accountants for FYE 12/31/2014
3. Advisory approval of compensation paid to named executive officers
4. Vote on a non-binding shareholder proposal concerning stockholder action by written consent.

FTD COS INC		Ticker:	FTD	CUSIP:	30281V108	Meeting Date:	6/10/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect directors:
2. Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for FYE 12/31/2014.
3. Approve the material terms for performance-based awards under the FTD Companies, Inc. Amended and Restated 2013 Incentive Compensation Plan.

GENERAL MOTORS CO		Ticker:	GM	CUSIP:	37045V100	Meeting Date:	6/10/2014
Proposed By:	Issuer (Items 1-6); Stockholder (Items 7-8)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3; 5-6); 1 year (Item 4); Against (Items 7-8)
Proposals:
1 a-l. Elect Directors
2. Ratification of the selection of Deloitte & Touche as GM’s independent registered public accounting firm for 2014.
3. Advisory vote to approve executive compensation.
4. Advisory vote to approve the frequency of a stockholder advisory vote on executive compensation.  (Choices are 1 year, 2 years, 3 years or abstain)
5. Approval of the General Motors Company 2014 Short-Term Incentive Plan.
6. Approval of the General Motors Company 2014 Long-Term Incentive Plan
7. Stockholder proposal regarding cumulative voting
8. Stockholder proposal regarding independent board chairman

Endo International Plc		Ticker:	ENDP	CUSIP:	G30401106	Meeting Date:	6/10/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors
2. Approve the appointment of Deloitte & Touche as the Company's independent auditors for YE 12/31/2014 and authorize the Audit Committee of the Board of Directors to determine the auditors compensation
3. Advisory vote on named executive compensation
4. Approve the Amended and Restated Employee Stock Purchase Plan

REPUBLIC AIRWAYS HOLDINGS IN		Ticker:	RJET	CUSIP:	760276105	Meeting Date:	6/10/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-g. Elect Directors
2. Advisory vote to approve named executive officer compensation.
3. Ratify the appointment of Deloitte & Touche LLP as independent registered public accountants for the Company for the year ending 12/31/2014.

UNITED CONTINENTAL HOLDINGS		Ticker:	UAL	CUSIP:	910047109	Meeting Date:	6/11/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors
2. Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm.
3. Advisory resolution approving the compensation of the Company’s named executive officers.
4. Approval of the Amendment and Restatement of the United Continental Holdings, Inc. 2006 Director Equity Incentive Plan.

ALTISOURCE ASSET MANAGEMENT		Ticker:	AAMC	CUSIP:	02153X108	Meeting Date:	6/11/2014
Proposed By:	Issuer	Vote Cast:	For / 3 years	Recommendation:	For / 3 years
Proposals:
1 a-f. Election of Directors:
2. Ratify the appointment by the Audit Committee of Deloitte & Touche LLLP as independent registered public accounting firm for YE 12/31/2014.
3. Advisory vote on executive compensation.
4. Advisory vote on the frequency of holding an advisory vote on executive compensation (Options are 1year, 2 years, 3 years or Abstain)

GULFPORT ENERGY CORP		Ticker:	GPOR	CUSIP:	402635304	Meeting Date:	6/12/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-f. Elect Directors
2. Proposal to approve the 2014 executive annual incentive compensation plan
3. Proposal to approve, on an advisory basis, the Company’s executive compensation.
4. Proposal to ratify the appointment of independent auditors, Grant Thornton LLP, for FY 2014.

TIME WARNER INC		Ticker:	TWX	CUSIP:	887317303	Meeting Date:	6/13/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-l. Elect directors
2. Ratification of appointment of Ernst & Young as independent auditor for 2014.
3. Advisory vote to approve named executive officer compensation.
4. Shareholder proposal on independent chairman of the board.

MORGAN STANLEY CHINA A SHARE F		Ticker:	CAF	CUSIP:	617468103	Meeting Date:	6/17/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-d. Elect Directors

TOYOTA MOTOR CORP SPON ADR		Ticker:	TM	CUSIP:	892331307	Meeting Date:	6/17/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Distribution of surplus
2 a-o. Election of Directors
3 a-b. Election of audit & supervisory board members
4 a. Election of substitute audit & supervisory board member
5. Payment of executive bonuses.
6. Delegation to our board of directors of the power to decide the terms of the disposition of our treasury stock by way of third-party allotment.

KODIAK OIL + GAS CORP		Ticker:	KOG	CUSIP:	50015Q100	Meeting Date:	6/19/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-e. Elect Directors 2. Ratification of Ernst & Young LLP as the independent registered public accounting firm for FYE 12/31/2014 3. Approval of the advisory resolution on executive compensation

NU SKIN ENTERPRISES INC A		Ticker:	NUS	CUSIP:	67018T105	Meeting Date:	6/24/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-h. Elect Directors 2. Advisory vote on the Company’s executive compensation. 3. Ratify the selection of PWC as the Company’s independent registered public accounting firm for 2014.

MIZUHO FINANCIAL GROUP ADR		Ticker:	MFG	CUSIP:	60687Y109	Meeting Date:	6/24/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Items 4-12)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Items 4-12)
Proposals:
1. Disposal of surplus
2. Partial amendment to the articles of incorporation
3 a-m. Elect Directors
4. Partial amendment to the articles of incorporation (preparation of an evaluation report in an appropriate manner)
5. Disposal of surplus
6. Partial amendment to the articles of incorporation (statement of concurrent offices)
7. Partial amendment to the articles of incorporation (exercise of voting rights of shares held for strategic reasons)
8. Amendment to the articles of incorporation (prohibition of discrimination against foreigners)
9. Partial amendment to the articles of incorporation (assignment of identification numbers)
10. Partial amendment to the articles of incorporation (commitment to refrain from undermining shareholders or providing loans to anti-social elements)
11. Partial amendment to the articles of incorporation (disclosure of exercise of voting rights by shareholders with fiduciary responsibility)
12. Partial amendment to the articles of incorporation (prohibition of displaying fictitious orders and manipulating stock prices for green sheet issues, and disclosure of correct information).

Liberty Global Plc.		Ticker:	LBTYA	CUSIP:	G5480U104	Meeting Date:	6/26/2014
Proposed By:	Issuer	Vote Cast:	For; Item 7: 3 years	Recommendation:	For; Item 7: 3 years
Proposals:
1-4. Elect 4 Directors for terms expiring in 2017
5. Approve the Directors compensation policy
6. Advisory vote on compensation of named executive officers
7. Option of every 1, 2 or 3 years advisory vote on executive compensation
8. Advisory vote to approve the annual report on the implementation of the Directors compensation policy
9. Ratify the appointment of KPMG LLP as independent auditor for YE 12/31/2014
10. Appoint KPMG LLP as the UK statutory auditor under the UK Companies Act 2006
11. Authorize the Audit Committee of the Board of Directors to determine the UK statutory auditors compensation.

PANASONIC CORP SPON ADR		Ticker:	PCRFY	CUSIP:	69832A205	Meeting Date:	6/26/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-q. Elect Directors 2 a-b. Elect audit & supervisory board members 3. Approve changes to remuneration for directors.

DELTA AIR LINES INC		Ticker:	DAL	CUSIP:	247361702	Meeting Date:	6/27/2014
Proposed By: Proposals:	Issuer (Items 1-4); Shareholder (Item 5)	Vote Cast:	For Items 1-4; Against Item 5	Recommendation:	For Items 1-4; Against Item 5
1 a-n. Elect Directors
2. Approve, on an advisory basis, compensation of Delta’s named executive officers
3. Ratify the appointment of Ernst & Young LLP as Delta’s independent auditors for YE 12/31/2014.
4. Approve an increase in the maximum number of directors
5. Stockholder proposal requesting the Board of Directors adopt a stock retention policy for senior executives.

Horizon Pharma Inc		Ticker:	HZNP	CUSIP:	44047T109	Meeting Date:	6/27/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-b. Elect Directors
2. Approve an amendment to the 2011 equity incentive plan
3. Approval, pursuant to NASDAQ listing rule 5635, of the issuance of shares of common stock in excess of 13,164,952 shares upon conversion of the 5% convertible senior notes due 2018
4. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for FYE 12/31/2014
5. Advisory approval of named executive officer compensation

IHI CORP		Ticker:	7013	CUSIP:	646698001	Meeting Date:	6/27/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve appropriation of surplus 2 a-o. Appoint Directors 3. Amend the compensation to be received by corporate auditors

SUMITOMO MITSUI SPONS ADR		Ticker:	SMFG	CUSIP:	86562M209	Meeting Date:	6/27/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Appropriation of Surplus 2 a-e. Elect Directors 3. Election of corporate auditor

MITSUBISHI UFJ FINL GRP ADR		Ticker:	MTU	CUSIP:	606822104	Meeting Date:	6/27/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1. Appropriation of surplus 2 a-o. Elect Directors 3. Election of corporate auditor: Yukihiro Sato 4. Revision of the amount of annual remuneration for directors.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 13, 2014

*Print the name and title of each signing officer under his or her signature.